OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 6:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2010

Employees and employee institutions	$2,087	$2,013
Advances from customers	271	46
Royalties - OCS payable	1,016	605
Commissions	249	433
Provision for product warranty	248	229
Others	503	572

	$4,374	$3,898